Long-term Debt - Narrative (Details) $ in Millions		3 Months Ended
	Aug. 28, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) facility	Dec. 31, 2025 CAD ($) facility	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Senior notes
Debt Instrument [Line Items]
Total			$ 4,682,000,000		$ 4,629,000,000
Canadian Dollar-denominated Debt | Senior notes
Debt Instrument [Line Items]
Total							$ 5,967,000,000
Weighted average interest rate							6.21%
Senior and Junior Notes with Former Parent | Line of credit | Secured debt
Debt Instrument [Line Items]
Repayments of secured debt	$ 1,250,000,000
Unsecured Notes Due October 2034 and October 2024 | Senior notes | Secured debt
Debt Instrument [Line Items]
Amount	$ 1,250,000,000
Senior Unsecured Revolving Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Number of credit facilities | facility			3	3
Senior Unsecured Revolving Credit Facility | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Total			$ 0
Debt instrument term		4 years
Revolving credit facility, borrowing capacity		$ 1,400,000,000	1,500,000,000	$ 2,000		$ 2,000
Long-term line of credit			109,000,000	150
Senior Unsecured Revolving Credit Facility | Letter of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-term line of credit			$ 20,000,000	$ 27